Pension arrangements - Defined contribution schemes (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Pension arrangements
Contributions to defined contribution pension arrangements	£ 3,362,000	£ 3,287,000	£ 2,882,000
Amount of contributions due that had not been paid to pension schemes	£ 475,000	£ 458,000